Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions

Note 7 - Related party transactions

The following is the list of the related parties to which the Company has transactions with:

(a) Jiangsu United RV-Sharing Management Co., Ltd. ("JURV"), the entity in which the Company's majority shareholders, Mr. Hong Wang and his spouse, Ms. Chunxue Zhou, beneficially own 22.55% equity interest.

(b) Xuete (Shanghai) Network Technology Co., Ltd. ("Xuete"), the entity in which the Company's majority shareholder, Ms. Chunxue Zhou, spouse of Mr. Hong Wang, owns 61.33% equity interest.

(c) Sandushuizun County Sanshui Yijia Travel Services Co., Ltd. ("Sanshui Yijia"), the entity in which the Company's majority shareholder, Mr. Hong Wang owns 90% equity interest.

(d) Beijing Xuete Northern Medical Biotechnology Co., Ltd. ("Beijing Xuete"), the entity in which the Company's majority shareholder, Ms. Chunxue Zhou, spouse of Mr. Hong Wang, owns 36.80% equity interest.

(e) Shenzhen Boruiju Culture Media Co., Ltd. ("Shenzhen Boruiju") (previously named Shenzhen United Netgame Culture Media Co., Ltd. ("Shenzhen United Netgame"), the entity in which the Company's majority shareholders, Mr. Hong Wang and his spouse, Ms. Chunxue Zhou, beneficially own 64.4% equity interest.

(f) Dongguan Artist Network Technology Co., Ltd. ("Dongguan Artist Network"), the entity in which the Company's majority shareholder, Mr. Hong Wang owns 54% equity interest.

(g) Hangzhou Guanding Education Information Consulting Co., Ltd. ("Hangzhou Guanding"), the entity in which the Company's majority shareholder, Mr. Hong Wang owns 48.68% equity interest

(h) Hangzhou Jituji Digital Technology Co., Ltd. ("Hangzhou Jituji"), the entity in which the Company's majority shareholders, Mr. Hong Wang and his spouse, Ms. Chunxue Zhou, beneficially own 61.52% equity interest.

(i) Shenzhen Qianhai Wanshangbao Technology Co., Ltd. ("Wanshangbao"), the entity in which the Company's majority shareholder, Ms. Chunxue Zhou, spouse of Mr. Hong Wang, owns 33% equity interest.

(j) Ruihui Zheng, a minority shareholder of the Company.

(k) Jun Shen, a minority shareholder of the Company.

Accounts receivable - related parties

Accounts receivable from related parties consisted of the following as of the dates indicated:

Name of related party	December 31, 2018	December 31, 2017
(a) JURV	$-	$53,791
(d) Beijing Xuete	$34,310	$-
(e) Shenzhen Boruiju	$35,889	$-
(f) Dongguan Artist Network	$21,807	$-
(g) Hangzhou Guanding	$21,807	$-
(h) Hangzhou Jituji	$37,799	$-

Total	$151,612	$53,791

Accounts receivable from related parties were resulted from events organized during the years ended December 31, 2018 and 2017. For the years ended December 31, 2018 and 2017, the Company recognized revenues of $666,505 and $81,406, respectively, from related parties.

Other receivables - related parties

Other receivable from related parties consisted of advance payment of $60,828 to Jun Shen, a minority shareholder of the Company, for office relocation registration, moving expenses, rental expenses, etc. In the first quarter of 2019, the payment was expensed upon completion of the relocation.

Advance from customer - related parties

Advance from related parties consisted of the following as of the dates indicated:

Name of related party	December 31, 2018	December 31, 2017
(c) Sanshui Yijia	$581,526	$614,753
Total	$581,526	$614,753

Advance from Sanshui Yijia was resulted from a service agreement entered on October 1, 2017. Pursuant to the agreement, United Culture shall provide marketing and promotion services for Sanshui Yijia for a term of five years. United Culture shall also provide data base for development of an e-commerce app. Upon signing of the agreement, Sanshui Yijia paid $581,526 (RMB 4.0 million) as advance payment. As of the date of this report, United Culture had not completed performing the services.